Debt and Capital Lease Obligations - Capital Lease Future Minimum Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum lease payments under capital lease obligations, together with the present value of the net minimum lease payments
2017	$ 88,709
2018	88,503
2019	88,221
2020	88,033
2021	83,995
Thereafter	174,240
Total minimum lease payments	611,701
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(188,216)
Net minimum lease payments	423,485
Less: Amount representing interest	(126,217)
Present value of net minimum lease payments	297,268
Less: Current portion	(32,984)
Long-term portion of capital lease obligations	264,284
Sublease rental income	132,400	$ 132,400	$ 132,400
Future minimum sublease rental income	$ 480,900
Weighted Average
Future minimum lease payments under capital lease obligations, together with the present value of the net minimum lease payments
Weighted average lease term	4 years
Weighted Average | Capital lease obligations
Capital lease obligations
Interest rate	10.60%
Capital lease obligations | Minimum
Capital lease obligations
Interest rate	9.10%
Capital lease obligations | Maximum
Capital lease obligations
Interest rate	11.20%